Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended September 30, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	45.95%
From	01-Sep-12	17-Sep-12	15-Oct-12	Floating Allocation Percentage at Month-End	82.03%
To	30-Sep-12	15-Oct-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,437,197.67
Series Nominal Liquidation Amount	1,259,337,197.67

Required Participation Amount	$1,259,337,197.67		Accumulation Account
Excess Receivables	$289,474,282.17		Beginning	-

Total Collateral	$1,548,811,479.84		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	154.88%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	28
	Total Pool		LIBOR	0.220750%
Beginning Gross Principal Pool Balance	$3,778,767,999.49		Applicable Margin	0.470000%
Total Principal Collections	$(1,399,311,275.08)			0.690750%
Investment in New Receivables	$1,452,757,949.84
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(1,038.97)		Interest	537,250.00	0.54
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.54
Less Net CMA Offset	$(459,194,257.70)
Less Servicing Adjustment	$(2,563,028.16)		Total Due Investors	537,250.00	0.690750%
Ending Balance	$3,370,456,349.42		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,428,852.07
SAP for Next Period	45.95%

Average Receivable Balance	$3,353,676,250.75
Monthly Payment Rate	41.72%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,997,159.33
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,997,159.33